Shareholder Report, Holdings (Details) - BNY Mellon Active MidCap Fund	Jun. 30, 2024
Class A - DSGAX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A - DSGAX | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A - DSGAX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A - DSGAX | T. Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A - DSGAX | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A - DSGAX | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A - DSGAX | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A - DSGAX | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A - DSGAX | The Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A - DSGAX | Jacobs Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A - DSGAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class A - DSGAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A - DSGAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A - DSGAX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A - DSGAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A - DSGAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A - DSGAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A - DSGAX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A - DSGAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A - DSGAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A - DSGAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class A - DSGAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class A - DSGAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class C - DSGCX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C - DSGCX | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C - DSGCX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C - DSGCX | T. Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C - DSGCX | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C - DSGCX | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C - DSGCX | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C - DSGCX | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C - DSGCX | The Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C - DSGCX | Jacobs Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C - DSGCX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class C - DSGCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C - DSGCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C - DSGCX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C - DSGCX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C - DSGCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C - DSGCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C - DSGCX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C - DSGCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C - DSGCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C - DSGCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class C - DSGCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class C - DSGCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class I - DSGIX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I - DSGIX | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I - DSGIX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I - DSGIX | T. Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I - DSGIX | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I - DSGIX | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I - DSGIX | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I - DSGIX | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I - DSGIX | The Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I - DSGIX | Jacobs Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I - DSGIX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class I - DSGIX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I - DSGIX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I - DSGIX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I - DSGIX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I - DSGIX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I - DSGIX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I - DSGIX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class I - DSGIX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I - DSGIX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I - DSGIX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class I - DSGIX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class I - DSGIX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class Y - DSGYX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Y - DSGYX | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Y - DSGYX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y - DSGYX | T. Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y - DSGYX | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y - DSGYX | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Y - DSGYX | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Y - DSGYX | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y - DSGYX | The Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y - DSGYX | Jacobs Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y - DSGYX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class Y - DSGYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y - DSGYX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Y - DSGYX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y - DSGYX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y - DSGYX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y - DSGYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Y - DSGYX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Y - DSGYX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Y - DSGYX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class Y - DSGYX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class Y - DSGYX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class Y - DSGYX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%